Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred

16	Assets pledged, collateral received and assets transferred
Assets pledged

Financial assets pledged as collateral
	2017	2016
	$m	$m
Treasury bills and other eligible securities	10,183	7,151
Loans and advances to banks	14,518	17,444
Loans and advances to customers	68,336	74,109
Debt securities	96,245	80,063
Equity securities	33,209	2,655
Other	2,743	1,838
Assets pledged at 31 Dec	225,234	183,260
Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page 67 of the Pillar 3 Disclosures at 31 December 2017.
The amount of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued plus mandatory over-collateralisation is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent which has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. HSBC places both cash and non-cash collateral in relation to derivative transactions.

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2017	2016
	$m	$m
Trading assets	70,117	37,141
Financial investments	13,581	4,044
At 31 Dec	83,698	41,185
Collateral received
The fair value of assets accepted as collateral, relating primarily to standard securities lending, reverse repurchase agreements, swaps of securities and derivative margining, that HSBC is permitted to sell or repledge in the absence of default was $387,678m (2016: $250,919m). The fair value of any such collateral sold or repledged was $243,531m (2016: $149,185m).
HSBC is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred
The assets pledged include transfers to third parties that do not qualify for derecognition, notably secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full and a related liability, reflecting the Group’s obligation to repurchase the assets for a fixed price at a future date is also recognised on the balance sheet. Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction, and remains exposed to interest rate risk and credit risk on these pledged assets. With the exception of ‘Other sales’ in the table below, the counterparty’s recourse is not limited to the transferred assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2017
Repurchase agreements	55,510	52,093
Securities lending agreements	33,878	3,324
Other sales (recourse to transferred assets only)	2,387	2,388	2,377	2,378	(1)

At 31 Dec 2016
Repurchase agreements	40,364	39,568
Securities lending agreements	3,324	2,655
Other sales (recourse to transferred assets only)	2,441	2,466	2,455	2,458	(3)